N-2	Apr. 30, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002041175
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-283996
Investment Company Act File Number	811-24037
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Neuberger Asset-Based Credit Fund
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
City Area Code	212
Local Phone Number	476-8800
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Institutional Class	Class A-1	Class A-2
Maximum Upfront Sales Load (as a percentage of investment amount)(1)	None	3.50%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of the Fund’s net assets)	Institutional Class	Class A-1	Class A-2
Management Fee(2)	1.00%	1.00%	1.00%
Incentive Fee(3)	1.49%	1.49%	1.49%
Distribution and Servicing Fee(4)	None	0.75%	0.75%
Interest Payments on Borrowed Funds(5)	2.84%	2.84%	2.84%
Other Expenses
Loan Servicing Fees(6)	0.32%	0.32%	0.32%
All Other Expenses(7)	1.08%	1.08%	1.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Expenses	6.74%	7.49%	7.49%
Fee Waiver and/or Expense Reimbursement(8)	(0.46)%	(0.46)%	(0.46)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	6.28%	7.03%	7.03%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A-1 investment, assuming a 5% annual return:	$102	$240	$372	$672
You would pay the following expenses on a $1,000 Class A-2 investment, assuming a 5% annual return:	$ 70	$213	$349	$660
You would pay the following expenses on a $1,000 Institutional Class investment, assuming a 5% annual return:	$ 62	$193	$319	$616

Purpose of Fee Table , Note [Text Block]
The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund.

Basis of Transaction Fees, Note [Text Block]	as a percentage of investment amount
Other Expenses, Note [Text Block]	“All Other Expenses” are based on estimated amounts for the current fiscal year and include, among other things, professional fees and other expenses that the Fund bears, including ongoing offering costs and fees and expenses of the Fund’s Administrator, transfer agent and custodian.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Investment Adviser a monthly Management Fee at an annual rate of 1.00% of the average daily Net Assets. To the extent the Fund invests any assets in an affiliated investment company, the Investment Adviser undertakes to waive a portion of the Management Fee equal to the advisory fee it receives from such affiliated investment company on those assets. The Investment Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.50% for one year from the date of commencement of operations of the Fund (the “Fee Waiver”). This contractual fee reduction is reflected under “Fee Waiver and/or Expense Reimbursement” below. Unless otherwise extended by agreement between the Fund and the Investment Adviser, the Advisory Fee payable by the Fund after the expiration of the Fee Waiver will be at the annual rate of 1.00%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to seek to provide a high level of current income through an actively managed portfolio of asset-based credit investments. The Fund seeks to create a portfolio focused on short duration (i.e., with a weighted average duration of approximately 1.5 years), asset-based credit assets (e.g., various forms of consumer and small business loans and receivables, trade and receivables finance, real estate, and other asset-backed securities).
Under normal circumstances, the Fund will invest at least 80% of its Net Assets (plus any borrowings for investment purposes) in Asset-Based Credit Investments, which derive returns from interest incomes, recurring revenues, fees or other types of cash flows of underlying financial and physical assets. This will include the acquisition of loans from specialty finance originators and other marketplace lending platforms (discussed in greater detail below), and origination of newly issued credit assets, such as loans. Asset-Based Credit Investments include, among other investments:
•
Consumer and Small Business-Related Assets: acquisition-of and direct origination of loans or receivables backed by consumers and small businesses, including the acquisition of distressed or nonperforming loans; various forms of non-mortgage household debt such as: automobile loans, credit card receivables, student loans, personal installment loans, point of sale loans and small business loans;

•
Corporate Asset-Based Credit: acquisition and direct origination of asset-based corporate credit secured by real estate, equipment, loans, receivables, inventory, intellectual property rights, and recurring subscriptions, among other assets;

•
Royalty / Receivable Backed Credit: acquisition and direct origination of loans secured by rights to future cash flows, including but not limited to, cash flows from film, music, television, litigation-related financing, patents, or various other intellectual property;

•
Physical Assets: acquisition and direct origination of loans and leases backed by equipment, real estate, commodities, aircraft and aviation assets, shipping vessels and other transportation assets, infrastructure, or other tangible assets; and

•
Liquid Securitized Credit: securities backed by residential real estate or RMBS, commercial real estate or CMBS, collateralized mortgage obligations or CMOs, collateralized loan obligations or CLOs and asset-backed securities or ABS.

The Fund will focus on the acquisition and financing of Asset-Based Credit Investments within the consumer finance, consumer lending, small business finance, trade finance, receivables finance and other related segments, to build a portfolio of short duration income producing assets. The portfolio is targeted to have a weighted average duration of approximately 1.5 years. The Adviser will seek to leverage its extensive industry relationships and due diligence capabilities to enter into loan purchase and service agreements with what it believes to be high-quality lending platforms, commonly known as specialty finance originators, and other marketplace lending platforms. These lending platforms typically are often referred to as financial technology or “fintech” companies that offer digital or web based financial services, such as lending. The Fund seeks to invest with lending platforms that have strong underwriting and servicing capabilities and can originate or source pools of loans that can meet certain criteria set by the Adviser (such as return profile, default probabilities, credit quality, geographic regions, maturities and durations, prepayment probabilities, borrower and loan types, and scalability).
The lending platforms source borrowers, which include a wide range of individuals and businesses, through various marketing channels and partnerships. Many of these lending platforms leverage technology in a number of ways to streamline the loan approval and underwriting process, such as using an online application process, utilizing third-party data sources and technology to connect a borrower’s bank and credit agencies to integrate borrower information, and developing their data analytic capabilities in order to more efficiently underwrite borrowers and analyze loan performance. The Fund may invest in instruments purchased from lending platforms without limitation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions or receive its interest in a loan directly from the borrower. An originated loan is a loan where the Fund lends directly to the borrower and holds the loan generally on its own or only with other accounts managed by the Adviser. Loan originations are typically sourced through direct dialogue with borrowers or other counterparties, as opposed to through intermediaries such as banks or brokers. This is distinct from a syndicated loan, which is generally originated by a bank and then syndicated, or sold, in several pieces to other investors, where influence on the economics and structure can be limited. Originated loans are generally held until maturity or until they are refinanced by the borrower and an active secondary market for such loans is not expected to develop. Syndicated loans often have liquid markets and can be traded by investors. The Fund is not limited in the amount or number of originations it may enter into. The loans originated by the Fund will include both loans to special purposes entities and corporate borrowers and the primary collateral typically includes loans and receivables secured by real estate, equipment, receivables, inventory, intellectual property rights and recurring subscriptions, among other assets. The loans to corporate borrowers typically are first lien senior secured loans or junior secured loans with maturities ranging from two years to five years and the loans to special purposes entities typically are senior secured loans or mezzanine loans with maturities ranging from two to three years followed by amortization periods ranging from one year to two years. A lender in a senior secured loan will have a priority secured claim on all or a subset of all tangible and intangible assets of the borrower, including the proceeds of all or a subset of all sales of assets, should the borrower default on its obligations under such senior secured loan. Mezzanine loans are high yield, subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). The Fund may invest in newly originated loans without limitation.
The Fund expects to invest in a wide spectrum of credit instruments that will include the following:
•
loans, including whole loans, term loans (i.e., loans that are generally fully funded at the time of the Fund’s investment and repaid on a specified schedule), delayed draw term loans, revolving loans, senior secured loans, junior secured loans, mezzanine loans, distressed loans and unsecured loans. When the Fund invests in whole loans, it will typically purchase all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the lender or its affiliate;

•
securities issued by SPVs, which may include SPVs sponsored by the Fund or third-party lenders/originators. These SPVs would issue securities the payments on which are funded by payments received on such entities’ underlying investments (e.g., whole loans). Such securities may be issued in different tranches of debt and residual equity interests with different rights and preferences. The managers of such SPVs may be entitled to receive management fees, carried interest, or other forms of compensation from investors in such SPVs. Such SPVs may be levered. The Fund will also seek to sell certain of the loans it acquires by pooling them and selling them to such SPVs, whether sponsored by the lending platforms or by third parties when the Fund determines it is favorable to do so. Some securitizations may result in SPVs that are both recourse and non-recourse to the Fund. The Fund may also seek to securitize interests in its investments (e.g., whole loans) through the creation of SPVs that would be wholly-owned subsidiaries of the Fund. In connection with other factors which the Fund will continually review, the Fund’s investment in, origination of and/or securitization of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code, in order to qualify as a RIC;

•
ABS, which are typically publicly traded and rated securities but may include below investment grade and unrated tranches. The Fund may hold any tranche of such ABS. ABS are primarily exposed to the performance and credit risk of the underlying collateral, such as consumer receivables and commercial loans;

•	notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans;
•
participation interests in loans. When the Fund invests in participation interests, the Fund will typically purchase a fractional or full economic interest in the underlying loan and the lender retains the legal title to such loans with the Fund having a contractual relationship only with the lender and not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower;

•
“assignments” of loans from lenders where the Fund as the purchaser of an assignment will typically succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender; and

•
equity or debt securities (publicly or privately offered), including common stock, preferred stock, rights and warrants, and convertible securities that may be converted in whole or in part into common stock or other equity securities, of specialty finance originators and companies that own or operate lending platforms and financial technology companies. When investing in equity securities, the Fund may invest in entities of any market capitalization.

The Fund typically expects to invest in loans that are of prime and near-prime quality at the time of investment, but reserves the ability from time to time, to invest in loans that are of subprime quality at the time of investment. “Subprime” does not have a specific legal or market definition, but is understood in the credit marketplace to signify that a loan has a material likelihood that it will not be repaid. The Adviser will make the determination that loans purchased by the Fund are not of subprime quality based on the Adviser’s due diligence of the credit underwriting policies of the originating or sourcing platform, which look to a number of borrower-specific factors to determine a borrower’s ability to repay a particular loan, including employment status, income, assets, education and credit bureau data where available Credit bureau data is only one factor, among other factors, considered in determining the credit quality of a borrower and a loan. When originating loans, the underwriting process is focused on the borrower’s valuation, asset coverage, capital structure, leverage, the management team and/or venture capital or private equity sponsor if applicable, valuation, quality of revenue and other financial measures.
For loans purchased by the Fund, it is expected the Fund’s custodian will typically receive or be provided with access to an executed loan package. While executed packages may differ for certain investments, they are typically comprised of evidence in the form of a promissory note or similar document, an executed copy of the underlying loan agreement or security instrument and an executed copy of the loan assignment. Although the Fund’s custodian would have access to loan files, whether in electronic form or otherwise, it is expected that the enforcement of the loans will generally be handled by the loan servicer.
The Fund may invest in Asset-Based Credit Investments directly or through Subsidiaries. Certain investments may be held by these Subsidiaries to help effectuate the investment program of the Fund and while such Subsidiaries will not be registered under the 1940 Act, the Fund will wholly own and control any Subsidiaries. The Fund will comply with the provisions of (i) Section 8 of the 1940 Act governing investment policies on an aggregate basis, and (ii) Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with respect each Subsidiary. Subsidiaries will also comply with the provisions of Section 17 of the 1940 Act related to affiliated transactions and custody. The Fund does not currently intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.
The Fund may invest in securities of any credit quality, maturity and duration, including securities that are at the time of investment rated below investment grade, including high-yield securities (commonly referred to as “junk bonds”) or unrated securities judged by the Adviser to be of comparable quality. The Fund may invest in companies whose financial condition is stressed or in distress. In addition to securities of domestic issuers, the Fund may invest in securities of foreign issuers, including issuers in emerging markets.
The Fund intends to employ hedging techniques and engage in derivative transactions (such as forward contracts and options thereon, forward foreign currency exchange contracts and other currency hedging strategies and interest rate swaps) to seek to reduce the risks of adverse movements in interest rates, securities prices, currency exchange and other factors.
The Fund intends to utilize leverage in connection with its investment activities. Specifically, the Fund may borrow money through a credit facility or other arrangements to achieve its investment objective. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets (as defined below), it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund may obtain leverage through reverse repurchase agreements and through derivative instruments that afford the Fund economic leverage or other investments that may have embedded leverage. Leverage is speculative and involves certain risks. In general, the use of leverage by the Fund may increase the volatility of the Fund.
The Fund may also invest in U.S. Treasury securities, corporate bonds, and other investment grade and below investment grade fixed income securities, including investment grade short term debt obligations, money market instruments, repurchase agreements, and restricted securities.
The Fund may hold an amount of liquid assets, including cash or cash equivalents, consistent with prudent liquidity management. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of liquid investments, including cash and cash equivalents.
There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY BEFORE MAKING AN INVESTMENT IN THE FUND. THE FUND MAY FACE OTHER RISKS THAT THE FUND HAS NOT YET IDENTIFIED OR WHICH THE FUND DOES NOT CURRENTLY DEEM MATERIAL. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
General Risks of Investing in the Fund
General Investment Risks
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
Limited Operating History
The Fund is a recently organized fund with limited operating history, and as a result, the Fund has limited financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring shares, the offering of shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay a Management Fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.
Closed-End Fund Structure; Limited Liquidity
The Fund is structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, the Fund currently expects to offer to repurchase 5% of its outstanding Shares but from time to time may offer to repurchase more Shares in order to provide limited liquidity to Shareholders. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.
Suitability
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.
Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities, particularly in the lower tier of the high yield market where there are fewer market makers, may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.
The valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their current market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Repurchase Offers Risk
As described in “Periodic Repurchase Offers”, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances but from time to time may offer to repurchase more Shares in order to provide limited liquidity to Shareholders. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Fund Shares, may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.
In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially including even Shareholders who do not tender any Shares in such repurchase. Furthermore, the Fund’s use of cash to repurchase Shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC.
The Fund could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax.
Dependence on the Adviser and Key Personnel
The Fund will depend on the Adviser’s ability to select, allocate and reallocate effectively the Fund’s assets. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser throughout the life of the Fund.
Indemnification Obligations and Limited Liability of Managers and Adviser
None of the Managers, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misconduct, bad faith or gross negligence in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the Securities Act.
Portfolio Construction May Vary
While this Prospectus contains generalized discussions about the Adviser’s current expectations with respect to the make-up of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques as compared to predecessor funds based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.
There is no guarantee that the Adviser’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Adviser to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.
Projections
Projected operating results of a portfolio company normally will be based primarily on financial projections prepared by each company’s management. In all cases, projections are only estimates of future results that are based upon information received from the company and assumptions made at the time the projections are developed. There can be no assurance that the results are set forth in the projections will be attained, and actual results may be significantly different from the projections. Also, general economic factors, which are not predictable, can have a material effect on the reliability of projections.
Decision-Making Authority Risk
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.
Reliance on Service Providers
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to Shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to Shareholders.
Effect of Fees and Expenses on Returns (Multiple Levels of Fees and Expenses)
The Fund may invest in SPVs sponsored by lenders/originators. The third parties managing such SPVs may be entitled to receive administrative services fees, management fees, carried interest, or other forms of compensation, and so the Fund will bear its proportionate share of such expenses if it invest in a SPV subject to such fees and expenses. Investments made by the Fund in these SPVs may increase the fees, costs, and expenses payable by the Fund and indirectly borne by Shareholders and such fees and expenses are expected to reduce the actual returns to investors of the SPV, including the Fund. In certain cases, such third parties may be paid a fee based on appreciation during the specific period without taking into account losses occurring in prior periods. With respect to the Fund’s investments in entities that are subject to such fees and expenses, each Shareholder in the Fund will pay, in effect, two sets of fees, one directly at the Fund level, and one at the underlying investment level. Fees and expenses of the Fund and the SPVs will generally be paid regardless of whether the Fund or SPVs produce positive investment returns.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Investment in Receivables Risk
The Fund may invest in lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance originators, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may also include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Risks Related to Specialty Finance Industry
The technology-enabled or “fintech” specialty finance platform industry represents a more novel approach to borrowing than traditional banking lenders by leveraging technology in a number of ways to streamline the loan approval and underwriting process, such as by using an online application process, utilizing third-party data sources and technology to connect a borrower’s bank and credit agencies to integrate borrower information and developing their data analytic capabilities in order to more efficiently underwrite borrowers and analyze loan performance. In implementing these processes, it is possible that these platforms may not comply with, among other things, U.S. federal and state securities laws, borrower protection laws, state lending laws, federal consumer protection laws and the state counterparts to such consumer protection laws. Borrowers may dispute the enforceability of their obligations under borrower or consumer protection laws after collection actions have commenced, or otherwise seek damages under these laws. Federal regulatory agencies and their state counterparts may investigate a platform’s compliance, or the compliance of the platform’s business partners, with these regulatory obligations, and may undertake enforcement actions with respect to alleged law violations. A failure to comply with such regulatory regimes could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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True Lender Risk. Specialty finance platforms generally rely on Federal Deposit Insurance Corporation (“FDIC”)-insured depository institutions to originate all loans and to comply with various federal, state, and local laws. Under Section 521 of the U.S. Depository Institutions Deregulation and Monetary Control Act of 1980 (DIDMCA); Section 85 of the National Bank Act; federal case law interpreting the National Bank Act such as Tiffany v. National Bank of Missouri, 85 U.S. 409 (1874), and Marquette National Bank of Minneapolis v. First Omaha Service Corporation, 439 U.S. 299 (1978); and FDIC advisory opinion 92-47, FDIC-insured depository institutions can, among other things, “export” the interest rate permitted by the laws of the state or U.S. territory where the institution is located, regardless of the usury limitations imposed by the state law of the borrower’s residence unless the state has chosen to opt out of the exportation regime with respect to certain types of loan. To date, only three jurisdictions have opted out of the exportation regime: Iowa, Colorado and Puerto Rico.

The use of FDIC-insured depository institutions to originate loans to platform customers has been subject to challenge in the past and may be subject to challenge in the future by a regulator or private litigant on the basis that the platform, not the depository institution, is the “true lender” that originates a loan. If the platform is found to be the “true lender” of a loan the interest rate “exportation” provisions discussed above may not apply to the loan and any limits on interest rates, fees and other provisions imposed by the laws of the state of the borrower’s residence will need to be observed by the entity holding and/or servicing the loan by reducing said rates, fees or modifying other provisions. Further, a loan with an interest rate that exceeds the amount permitted by applicable law may be void or voidable, which means the loan may not be enforceable against the borrower. Continuing to charge interest rates or fees or otherwise enforcing contractual provisions that are not permitted by the laws of the state of the borrower’s residence may result in civil and/or criminal action against the holder and/or servicer of the loan.
Accordingly, a determination that one or more specialty finance platforms are the “true lenders” of the loans they facilitate could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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Risks Relating to Violations of State Usury Laws. The interest rates charged to borrowers for loans facilitated by specialty finance platforms may exceed the maximum rates permitted on personal loans in certain jurisdictions.

If specialty finance platforms are deemed to be the true lenders regarding the loans they facilitate, specialty finance platforms may not be protected by principles of federal preemption, which apply to federally regulated issuing banks, and, as such, may be found in violation of state usury laws. Such violations could expose specialty finance platforms to civil and/or criminal liability.
In addition to the usury risk posed if the platform is deemed to the “true lender” regarding the loans they facilitate, in May 2015, the U.S. Court of Appeals for the Second Circuit issued its decision in Madden v. Midland Funding, LLC, 786 F.3d 246 (2d Cir. 2015), cert. denied, 136 S. Ct. 2505 (2016) that interpreted the scope of federal preemption under the National Bank Act and held that a non-bank assignee of a loan originated by a national bank was not entitled to the benefits of federal preemption of claims of usury. The Second Circuit’s decision is binding on federal courts located in Connecticut, New York, and Vermont, but the decision could also be adopted by other courts, and has been relied upon by state regulators in jurisdictions outside of the Second Circuit when bringing lawsuits against specialty finance platforms. While the decision specifically addressed preemption under the National Bank Act, it could support future challenges to federal preemption for other institutions, including an FDIC-insured state-chartered institution like those that originate loans under the bank partnership model discussed above. The Madden decision has created uncertainty as to whether non-bank entities purchasing loans originated by a bank may rely on federal preemption of state usury laws, and may create an increased risk of litigation by plaintiffs or regulators challenging the ability of a loan’s holder and/or servicer to collect interest or fees in accordance with the terms of loan but in excess of what is permitted under the laws of the state in which the borrower resides.
To address the uncertainty raised by the Madden decision, the OCC and FDIC have issued final rules which adopt the “valid-when-made” principle by amending their respective preemption regulations to provide that when a loan’s interest rate is permissible at the time of origination, the interest rate will continue to be enforceable after the assignment of the loan to a third-party. There is no guaranty that state regulators will not continue to challenge the ability of specialty finance platforms to enforce certain provisions of loans originated under the bank partnership model.
Usury violations could result in civil and/or criminal liability and may also result in a reduction of the interest rates or fees that a holder and/or servicer of a loan could charge. Accordingly, a determination that a loan purchased from a specialty finance platform is subject to the usury requirements of the state in which the borrower resides could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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Evolving Regulatory Framework. The regulatory framework underlying the specialty finance and consumer finance industries is evolving and uncertain. If new laws or regulations are adopted, or if existing laws and regulations are interpreted differently, specialty finance platforms’ ability to interact with consumers and issuing banks could be constrained, which could adversely affect the Fund’s investment objective.

By federal statute the Consumer Financial Protection Bureau (“CFPB”) has broad authority over lending businesses in which the Fund may invest. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity
Act, and to enforce those laws against and examine large financial institutions, such as certain of the Platforms’ funding banks, for compliance. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority.
However, the future of the CFPB’s operations is uncertain. In February 2025, President Trump appointed Russell Vought as Acting Director of the CFPB and Acting Director Vought subsequently restricted the operations of the agency, directing dismissals or stays of pending cases, withdrawing policy positions taken by previous administrations, and withdrawing significant volumes of previously issued guidance. Additionally, the Acting Director has announced plans to reduce the size of the agency through issuing reduction-in-force notices to many employees.
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Third Party Litigation Risk. Specialty finance platforms may be subject to claims relating to, among other things, regulatory violations, government and regulatory investigations, inquiries or requests, and proceedings involving consumer protection, labor and employment, intellectual property, privacy, data protection, information security, securities, tax, commercial disputes, record retention, and other matters. The number and significance of these claims are likely to increase as the technology-enabled specialty finance industry matures. In particular, claims relating to the partnership between specialty finance platforms and the issuing banks with which they partner may come under additional scrutiny, given the inconsistent outcomes of recent cases.

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Risks Related to Fluctuating Interest Rates. The loans facilitated by specialty finance platforms are issued with fixed or variable interest rates, depending on the type of loan. If Interest rates continue to rise, the volume of loans facilitated by specialty finance platforms could fall, as potential borrows seek loans from alternative sources. Such decreased loan volume could negatively affect the Fund’s performance.

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Risks Related to Decline in Social and Economic Conditions. Potential borrowers are inherently susceptible to uncertainty and negative trends in the markets driven by domestic and international social and economic conditions. Factors such as interest rates, unemployment rates, inflation, and consumer confidence levels may affect the ability or willingness of borrowers to seek new loans or make payments on existing loans. Such external economic and social conditions could negatively affect the ability of specialty finance platforms to facilitate new loans and collect on existing loans, which could ultimately impair the Fund’s performance.

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Risks of Fraudulent Activity and Cyber Security Incidents. Specialty finance platforms are subject to risks of fraudulent activity and cyber security incidents associated with the specialty finance and consumer finance industries. Fraudulent activity or cyber-attacks targeting specialty finance platforms, issuing banks, or third-party vendors could adversely affect specialty finance platforms operations and cause damage to their brands. Any such fraudulent activity or cyber-security incidents, whether actual or perceived, could negatively affect the Fund’s performance.

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Negative Publicity and Reputational Risk. Negative publicity about the specialty finance and consumer finance industries, including with respect to the effectiveness, quality, and reliability of certain lending practices, could influence the market’s perception of the specialty finance and consumer finance industries and result in significant reputational harm to specialty finance platforms. If specialty finance platforms receive negative publicity or otherwise suffer reputational harm, their performance could be impaired, which could have an adverse impact on the Fund.

Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
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Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and accordingly may have a material adverse effect on the Fund’s investment objectives and returns. Any declines in interest rates will generally negatively impact yields, and although an increase in interest rates may favorably affect the Fund’s investment activities, such an increase may also adversely affect the ability of the portfolio companies underlying the Fund’s investments to service their debt obligations and cause the value of any investments that are based on fixed rates or which do not adjust to adequately reflect the increase in interest rates generally, to decline in value relative to other debt investments that reflect such interest rate changes. In addition, an increase in interest rates could make it more expensive to utilize leverage in making investments. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s Shares.
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Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

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Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

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Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to Shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

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Duration and Maturity Risk. Although the Adviser will focus on building a portfolio of short duration, income producing assets (with a weighted average duration of approximately 1.5 years), the Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above.

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Spread Risk. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” and “—Fixed-Income Securities Risks—Prepayment Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”
Below Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short- term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.
Asset-Backed Securities Risk
The Fund invests in ABS or asset-backed securities, including below investment grade and unrated tranches. The Fund may hold any tranche of ABS. ABS are primarily exposed to the performance and credit risk of the underlying collateral, which may include consumer receivables, commercial loans, investment grade credit, high-yield credit and leveraged loans. ABS can also be subject to interest rate, foreign exchange, liquidity and counterparty risk. There may be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Mortgage-Backed Securities Risk
The Fund’s investments in securitization vehicles or other SPVs that hold mortgages or mortgage backed securities may involve risks that differ from or are greater than risks associated with other types of investments. For example, such mortgage-backed securities may be more sensitive to changes in prevailing interest rates than other securities. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.
Mortgage-backed securities are also subject to risks associated with their structure and the nature of the underlying mortgages and the servicing of those mortgages; for this reason, many of the other risks described herein are relevant to the mortgage-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default. In the event of default, the holder of a mortgage-backed security may not have a security interest in the underlying collateral, and even if such a security interest exists, the recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving mortgage loans. Payment of interest and repayment of principal on mortgage-backed securities, as well as the return associated with an equity investment in a mortgage-backed security, is largely dependent upon the cash flows generated by the underlying mortgages backing the securities. The risks and returns for investors like the Fund in mortgage-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying mortgages is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many mortgage-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Mortgage-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying mortgages and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying mortgages directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to mortgage-backed securities. In the event that the market for mortgage-backed securities experiences high volatility and a lack of liquidity, the value of many mortgage-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.
Consumer Loans Risk
Investments in consumer loans may be subject to particular risks related to nonperformance. Secured consumer loans may involve collateral that is too highly leveraged, or limited by rehabilitation needs or poor management. Non-performing consumer loans may also involve loan modifications that could reduce the loan’s principal or interest rate, among other options. Consumer bankruptcy may also render a consumer loan partially or fully uncollectable. Additionally, there may be a limited market for the sale of consumer loans, or the collateral of defaulted consumer loans. A limited secondary market could prevent the recovery of adequate value for these assets.
The performance of such investments is affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. A miscalculation of repayment ability or a material increase in repayment failures on consumer loans, whether due to inflation, macroeconomic uncertainty and downturn, market volatility, or otherwise, may adversely affect the Fund’s investments in consumer loans. In addition, consumers who have purchased products or services using buy-now-pay-later loans on platforms that offer such loans may cease payment on their outstanding balances or request a refund on previous payments if they do not receive the products or services, or change their mind, which would also negatively impact the Fund’s investments in such loans.
Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Certain consumer advocacy groups, media reports, and federal and state legislators have asserted that laws and regulations should be tightened to severely limit, if not eliminate, the availability of certain consumer loan products. The consumer advocacy groups and media reports generally focus on higher cost consumer loans, which are typically made to less creditworthy borrowers, and which bear interest rates that are higher than the interest rates typically charged by lending institutions to more creditworthy consumers. These consumer advocacy groups and media reports have characterized these consumer loans as predatory or abusive. If the negative characterization of these types of loans becomes increasingly accepted by consumers, legislators or regulators, the Fund’s reputation, as a purchaser of such loans, could be negatively impacted. Furthermore, if legislators or regulators take action against originators of consumer loans or provide for payment relief for borrowers, the Fund could incur additional losses on the consumer loans it has purchased.
Corporate Asset-Based Credit Risk
The Fund may invest in asset-based corporate credit secured by real estate, equipment, receivables, inventory and intellectual property rights. Investments in asset-based corporate credit is subject to the risk that the companies in whose debt the Fund invests will be unable to make regular payments (e.g., principal and interest payments) when due, or at all, or otherwise fail to perform. A number of factors may impact the failure of such companies to make payments on their loans, such as, among other factors, (i) an adverse development in their business, (ii) an economic downturn, (iii) poor performance by their management teams, (iv) legal, tax or regulatory changes, (v) a change in the competitive environment, or (vi) a force majeure event. The companies may be operating at a loss or have significant variations in operating results, or may otherwise be experiencing financial distress even when the Adviser expects them to remain stable.
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.
Transportation Finance Risk.
The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.
Aircraft and Aviation Industry Risk
The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.
Litigation Finance Risk
The Fund may extend a loan to a law firm secured by future fee proceeds from some or all of such firm’s portfolio of litigation matters, or it may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the Fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Collateralized Loan Obligations Risk
The Fund may invest in CLOs, which are another type of asset-backed security. A CLO is a trust or other special purpose entity that is comprised of or collateralized by a pool of loans, including domestic and non-U.S. senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. However, despite the protection from the equity and other more junior tranches, more senior tranches can experience substantial losses due to actual defaults and decreased market value due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
The riskiness of investing in CLOs depends largely on the quality and type of the collateral loans and the tranche of the CLO in which a Fund invests. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this Prospectus (such as interest rate risk and credit risk), CLOs carry risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLO tranches that are subordinate to other tranches; and (iv) the complex structure of the CLO may not be fully understood at the time of investment or may result in the quality of the underlying collateral not being fully understood and may produce disputes with the issuer or unexpected investment results. In addition, interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CLOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect the Fund against the risk of loss due to defaults on the collateral.
Structured Investment Risk
The Fund may invest in interests in entities organized and operated for the purpose of leveraging or restructuring the investment characteristics of other debt securities. These investments will typically consist of equity or subordinated debt securities issued by a private investment fund that invests, often on a leveraged basis, in debt instruments directly or through total rate of return swaps or other credit derivatives. The cash flow on the underlying instruments may be apportioned among the newly issued security to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. Certain classes of such securities may be subordinated to the right of payment of another class, and therefore, such structured investments typically have higher yields and present greater risks than unsubordinated structured investments.
The value of an investment in a structured product will depend on the investment performance of the assets in which the structured product invests and will therefore be subject to all of the risks associated with an investment in those assets. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other credits of the issuer of such asset or nullified under applicable law. The Fund will not own such assets directly and will therefore not benefit from general rights applicable to the holders of assets, such as the right to indemnity and the rights of setoff, or have voting rights with respect to such assets, and in such cases, all decisions related to such assets, including whether to exercise certain remedies, will be controlled by the structured product. Structured products are a relatively recent development in the financial markets. Consequently, there are certain tax and market uncertainties that present risks relating to investing in structured products.
Volatility of Collateral Value Risk
In the case of loans that are secured by collateral, while the Fund generally expects the value of the collateral to be greater than the value of such loans, the value of the collateral could actually be equal to or less than the value of such loans or could decline below the outstanding amount of such loans. The Fund’s ability to have access to the collateral could be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral could be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which the Fund is entitled and thereby could experience a decline in the value of, or a loss on, the investment.
Senior Secured Credit Risk
The Fund is expected to make senior secured debt Investments. When the Fund makes a senior secured loan, it will generally take a security interest in the available assets of the borrower, including the equity interests of its subsidiaries, which should help mitigate the risk that the Fund will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. In some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a borrower’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies.
Secured Loans Risk
While the Fund may invest in secured loans that may be over-collateralized at the time of the investment, it may nonetheless be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In addition, in the event of any default under a secured loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the secured loan, which could have a material adverse effect on the Fund’s cash flow from operations.
In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Second-Lien Debt Risk
The Fund’s investments in second lien loans will entail risks, including (i) the subordination of the liens securing the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (ii) the prohibition of, or limitation on, the right to foreclose on a second lien or exercise other rights as a second-lien holder (including unsecured creditors’ rights). In certain cases, therefore, no recovery may be available from a defaulted second lien loan. The level of risk associated with investments in second lien loans increases to the extent such investments are loans of distressed or below-investment-grade companies.
Mezzanine Securities Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities may be an illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Junior Capital Investments Risk
The Fund may make junior debt investments, which involve a high degree of risk with no certainty of any return of capital. Although junior debt obligations are senior to common stock and other equity securities in the capital structure, they may be subordinated to large amounts of senior debt and are often unsecured. The ability of the subordinated debt holders to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under the terms of subordination agreements, senior creditors are typically able to block the acceleration of the junior debt or other exercises by the subordinated creditors of their rights. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all.
Covenant-Lite Loans
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Non-Performing Investments
The Fund’s portfolio may include investments whose underlying collateral are “non-performing” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.
These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.
Unsecured Loans or Debt Risk
It is expected that the Fund will invest in both unsecured loans (which are not secured by collateral) and secured loans. In the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a loss of investment to the Fund. Because unsecured loans are lower in priority of payment to secured loans, they are subject to the additional risk that the cash flow of the borrower may be insufficient to meet scheduled payments after giving effect to the secured obligations of the borrower. Unsecured loans generally have greater price volatility than secured loans and may be less liquid.
Assignments and Participations Risk
The Fund may purchase “assignments” of loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender (including any contingent obligations, such as the funding of any amounts not fully drawn down by a borrower). Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
The Fund may also invest in “participations” in loans. Participations by the Fund in a lender’s portion of a loan typically will result in the Fund having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the bank loan in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation.
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non-U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non- sovereign or a sovereign entity.
Currency and Exchange Rates Risk
The Fund’s investments may be exposed to significant currency risk. First, the ability to convert freely between the U.S. dollar and the local currencies may be restricted or limited from time to time. Second, in some instances, exchange rates and currency conversion may be controlled directly or indirectly by governments or other regulatory bodies. Third, the Fund may incur transaction costs in connection with conversions between various currencies. Finally, hedging many currencies may be impractical or expensive.
Derivatives Risk
Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference instrument may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives. In addition, the Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing of income recognition and character of taxable distributions payable to Shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/ or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Segregated assets are not available to meet redemptions. The amount of assets required to be segregated will depend on the type of derivative the Fund uses and the nature of the contractual arrangement. If the Fund is required to segregate assets equal to only the current market value of its obligation under a derivative, the Fund may be able to use derivatives to a greater extent, which would increase the degree of leverage the Fund could undertake through derivatives and otherwise, than if it were required to segregate assets equal to the full notional value of such derivative. Derivatives that have margin requirements involve the risk that if the Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities or other instruments from its portfolio at a time when it may be disadvantageous to do so. The Fund normally will remain obligated to meet margin requirements until a derivatives position is closed.
Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The Fund has adopted a derivatives risk management program which includes value-at-risk modeling, stress tests, backtests, and additional disclosures to the SEC in compliance with Rule 18f-4 under the 1940 Act. The requirements of the rule and the Fund’s derivatives risk management program may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the cost of such transactions, which could adversely affect the performance of the Fund.
The hedging instruments the Fund intends to enter into may not perform as expected and could produce losses.
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Forward Contracts Risk. The Fund may enter into forward contracts and options thereon which are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal or nonexistent. The Fund’s counterparties are not required to continue to make markets in such contracts and these contracts can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than such arrangements that were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Adviser would otherwise employ, to the possible detriment of the Fund. In addition, disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund may be exposed to credit risks with regard to counterparties with whom it trades as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund.
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Options Risk. The Fund may purchase and sell (“write”) options on various instruments, including options on currencies and other instruments. The seller (“writer”) of a put or call option which is uncovered (i.e., the writer has effectively a long or a short position in, e.g., the underlying currency) assumes the risk (which theoretically may be unlimited in the case of a written call option) of a decrease or increase in the market price of the underlying currency or instrument below or above the sale or purchase price. Trading in options is a highly specialized activity and although it may increase total return, it may also entail significantly greater-than-ordinary investment risk.

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Interest Rate Swaps Risk. Interest rate swaps typically involve the exchange of the two parties’ respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). In particular, the Fund may seek to realize capital appreciation by entering into interest rate swaps designed to, among other things, appreciate in value in the event yields on referenced interest rates increase. Such swaps may include interest rate swaps based on SOFR or another benchmark rate, pursuant to which the Fund would receive SOFR or such other benchmark rate and would pay a fixed interest rate determined at the time the swap is entered into. Other terms of interest rate swap agreements in which the Fund may invest include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

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Interest rate swaps are subject to the risks generally applicable to other derivative instruments. In particular, whether the Fund’s use of interest rate swaps will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The Fund will also bear the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing interest rate swap positions for the Fund. There is no assurance that interest rate swaps will be available for utilization by the Fund, or that they will be successful in any of their intended objectives. Any termination of an interest rate swap transaction could also result in a termination payment by or to the Fund.

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Reverse Repurchase Agreements Risk. In a reverse repurchase agreement, the Fund sells portfolio securities to another party and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. The Adviser monitors the creditworthiness of counterparties to reverse repurchase agreements. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 under the 1940 Act permits the Fund to enter into such transactions if the Fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act (that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness) or (ii) treats all such transactions as derivatives transactions for all purposes under Rule 18f-4.
Forward Commitments and “When-Issued” Transactions Risk
The Fund may purchase and sell securities or other instruments on a “when-issued” and “delayed delivery” basis. The payment obligation and the interest rate receivable on a forward commitment, delayed delivery or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. No income accrues to the Fund on such securities in purchase transactions prior to the date the Fund actually takes delivery of the securities.
When purchasing or otherwise receiving a security on a when-issued, delayed delivery or forward commitment basis (which may occur in bankruptcy or otherwise), the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. When the Fund sells a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.
U.S. Debt Securities Risk
U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. On August 1, 2023, Fitch Ratings downgraded its U.S. long-term credit rating from AAA to AA+. These downgrades and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.
U.S. Government Securities Risk
Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to Shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of nonpayment or default by the issuer. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. There is no assurance that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so. In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.
Warrants and Rights Risk
Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Other Risks Relating to the Fund
Market Fluctuations and Changes
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Both U.S. and international markets have experienced significant volatility in recent months and years. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on the economies and financial markets. For example, wages, and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. Certain countries, including the United States, have recently seen increased levels of inflation and there can be no assurance that continued and more widespread inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns.
Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility or reduce liquidity across various markets.
Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with ongoing trade negotiations with China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks amplified by digital communications, have in the past and may in the future lead to market-wide liquidity problems which could adversely affect the Fund and the Fund’s investments. If any parties with which the Fund and the
Adviser conduct business were unable to access deposits with another financial institution, or were unable to access funds pursuant to instruments or lending arrangements with such a financial institution, such parties’ credit quality, ability to pay their obligations, or ability to enter into new commercial arrangements requiring additional payments to the Fund or the Adviser could be adversely affected.
In recent periods there has been increased negative publicity with respect to the broader private credit industry. This negative publicity has coincided with increased investor repurchase requests across certain funds pursuing private credit strategies that conduct periodic repurchase offers. Negative publicity, press speculation and concerns surrounding the private credit industry generally, whether or not valid, could lead to increased repurchase requests from certain of the Fund’s shareholders, heighten scrutiny on the Fund and the Adviser’s business, encourage litigation and regulatory inquiries, harm the Fund or Adviser’s reputation or adversely affect fundraising efforts. If this trend of increased investor repurchase requests persists, funds facing elevated repurchase requests may determine to sell investments to generate liquidity, which could place downward pressure on the market value of certain investments held by those funds.
Epidemics, Pandemics, Outbreaks of Disease and Public Health Issues
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Outbreaks such as COVID-19 or other similarly infectious diseases may have material adverse impacts on the Fund and its investments. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty. The impact of this virus, and other epidemics and/or pandemics that may arise in the future, has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of any outbreak may last for an extended period of time.
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries and regions, including the Middle East, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Russia’s invasion of the Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy and Europe’s economic growth.

Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurances that similar events and other market disruptions will not have other material and adverse implications.
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.
Tax Considerations for the Fund
The Fund will elect to qualify, and intends to continue to qualify, to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s Net Assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. The Fund’s qualification and taxation as a RIC depends upon the Fund’s ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable. See “Material U.S. Federal Income Tax Considerations.”
Tax Laws Subject to Change
All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. In addition, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes if not subject to the mark to market rules. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, either as a result of “marking to market” its assets or as a result of the rules governing “market discount” or OID or investments in partnerships, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may be subject to corporate tax on any undistributed income and gains and the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, it is possible that the Fund may realize additional gain or loss on such liquidations, and that Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
As discussed above, the Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. No assurances can be provided that the Fund will be a “dealer in securities” in any given year. If the Fund were to determine that its activities did not support being treated as a “dealer in securities” or if the IRS were to challenge the Fund’s status as a “dealer in securities,” the Fund may be required to recognize more income and/or recognize income in an earlier period, which could affect its ability to satisfy the annual distribution requirement or distribute enough income to avoid paying a 4% excise tax. The Fund’s qualification and taxation as a RIC depends on the Fund’s ability to satisfy, among other things, the annual distribution requirement; if the Fund were not to be treated not as a “dealer in securities” no assurances can be given that the Fund would be able to meet the annual distribution requirement.

General Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Investment Risks
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
The Fund is a recently organized fund with limited operating history, and as a result, the Fund has limited financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring shares, the offering of shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay a Management Fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Closed-End Fund Structure; Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Fund Structure; Limited Liquidity
The Fund is structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, the Fund currently expects to offer to repurchase 5% of its outstanding Shares but from time to time may offer to repurchase more Shares in order to provide limited liquidity to Shareholders. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.

Suitability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Suitability
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.
Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities, particularly in the lower tier of the high yield market where there are fewer market makers, may carry more risk than that of publicly-traded common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.
The valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their current market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described in “Periodic Repurchase Offers”, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances but from time to time may offer to repurchase more Shares in order to provide limited liquidity to Shareholders. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.
Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Fund Shares, may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.
The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, the repurchase of Shares by the Fund may increase the Fund’s portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that the Fund invests a portion of its portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.
In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially including even Shareholders who do not tender any Shares in such repurchase. Furthermore, the Fund’s use of cash to repurchase Shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC.
The Fund could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax.

Dependence on the Adviser and Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on the Adviser and Key Personnel
The Fund will depend on the Adviser’s ability to select, allocate and reallocate effectively the Fund’s assets. The success of the Fund is thus substantially dependent on the Adviser and its continued employment of certain key personnel. There can be no assurance that these key personnel will continue to be associated with or available to the Adviser throughout the life of the Fund.

Indemnification Obligations and Limited Liability of Managers and Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification Obligations and Limited Liability of Managers and Adviser
None of the Managers, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misconduct, bad faith or gross negligence in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the Securities Act.

Portfolio Construction May Vary [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Construction May Vary
While this Prospectus contains generalized discussions about the Adviser’s current expectations with respect to the make-up of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques as compared to predecessor funds based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.
There is no guarantee that the Adviser’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Adviser to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.

Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Projections
Projected operating results of a portfolio company normally will be based primarily on financial projections prepared by each company’s management. In all cases, projections are only estimates of future results that are based upon information received from the company and assumptions made at the time the projections are developed. There can be no assurance that the results are set forth in the projections will be attained, and actual results may be significantly different from the projections. Also, general economic factors, which are not predictable, can have a material effect on the reliability of projections.

Decision-Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Reliance on Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to Shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to Shareholders.

Effect of Fees and Expenses on Returns (Multiple Levels of Fees and Expenses) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of Fees and Expenses on Returns (Multiple Levels of Fees and Expenses)
The Fund may invest in SPVs sponsored by lenders/originators. The third parties managing such SPVs may be entitled to receive administrative services fees, management fees, carried interest, or other forms of compensation, and so the Fund will bear its proportionate share of such expenses if it invest in a SPV subject to such fees and expenses. Investments made by the Fund in these SPVs may increase the fees, costs, and expenses payable by the Fund and indirectly borne by Shareholders and such fees and expenses are expected to reduce the actual returns to investors of the SPV, including the Fund. In certain cases, such third parties may be paid a fee based on appreciation during the specific period without taking into account losses occurring in prior periods. With respect to the Fund’s investments in entities that are subject to such fees and expenses, each Shareholder in the Fund will pay, in effect, two sets of fees, one directly at the Fund level, and one at the underlying investment level. Fees and expenses of the Fund and the SPVs will generally be paid regardless of whether the Fund or SPVs produce positive investment returns.

Investment in Receivables Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Receivables Risk
The Fund may invest in lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance originators, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may also include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.

Risks Related to Specialty Finance Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Specialty Finance Industry
The technology-enabled or “fintech” specialty finance platform industry represents a more novel approach to borrowing than traditional banking lenders by leveraging technology in a number of ways to streamline the loan approval and underwriting process, such as by using an online application process, utilizing third-party data sources and technology to connect a borrower’s bank and credit agencies to integrate borrower information and developing their data analytic capabilities in order to more efficiently underwrite borrowers and analyze loan performance. In implementing these processes, it is possible that these platforms may not comply with, among other things, U.S. federal and state securities laws, borrower protection laws, state lending laws, federal consumer protection laws and the state counterparts to such consumer protection laws. Borrowers may dispute the enforceability of their obligations under borrower or consumer protection laws after collection actions have commenced, or otherwise seek damages under these laws. Federal regulatory agencies and their state counterparts may investigate a platform’s compliance, or the compliance of the platform’s business partners, with these regulatory obligations, and may undertake enforcement actions with respect to alleged law violations. A failure to comply with such regulatory regimes could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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True Lender Risk. Specialty finance platforms generally rely on Federal Deposit Insurance Corporation (“FDIC”)-insured depository institutions to originate all loans and to comply with various federal, state, and local laws. Under Section 521 of the U.S. Depository Institutions Deregulation and Monetary Control Act of 1980 (DIDMCA); Section 85 of the National Bank Act; federal case law interpreting the National Bank Act such as Tiffany v. National Bank of Missouri, 85 U.S. 409 (1874), and Marquette National Bank of Minneapolis v. First Omaha Service Corporation, 439 U.S. 299 (1978); and FDIC advisory opinion 92-47, FDIC-insured depository institutions can, among other things, “export” the interest rate permitted by the laws of the state or U.S. territory where the institution is located, regardless of the usury limitations imposed by the state law of the borrower’s residence unless the state has chosen to opt out of the exportation regime with respect to certain types of loan. To date, only three jurisdictions have opted out of the exportation regime: Iowa, Colorado and Puerto Rico.

The use of FDIC-insured depository institutions to originate loans to platform customers has been subject to challenge in the past and may be subject to challenge in the future by a regulator or private litigant on the basis that the platform, not the depository institution, is the “true lender” that originates a loan. If the platform is found to be the “true lender” of a loan the interest rate “exportation” provisions discussed above may not apply to the loan and any limits on interest rates, fees and other provisions imposed by the laws of the state of the borrower’s residence will need to be observed by the entity holding and/or servicing the loan by reducing said rates, fees or modifying other provisions. Further, a loan with an interest rate that exceeds the amount permitted by applicable law may be void or voidable, which means the loan may not be enforceable against the borrower. Continuing to charge interest rates or fees or otherwise enforcing contractual provisions that are not permitted by the laws of the state of the borrower’s residence may result in civil and/or criminal action against the holder and/or servicer of the loan.
Accordingly, a determination that one or more specialty finance platforms are the “true lenders” of the loans they facilitate could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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Risks Relating to Violations of State Usury Laws. The interest rates charged to borrowers for loans facilitated by specialty finance platforms may exceed the maximum rates permitted on personal loans in certain jurisdictions.

If specialty finance platforms are deemed to be the true lenders regarding the loans they facilitate, specialty finance platforms may not be protected by principles of federal preemption, which apply to federally regulated issuing banks, and, as such, may be found in violation of state usury laws. Such violations could expose specialty finance platforms to civil and/or criminal liability.
In addition to the usury risk posed if the platform is deemed to the “true lender” regarding the loans they facilitate, in May 2015, the U.S. Court of Appeals for the Second Circuit issued its decision in Madden v. Midland Funding, LLC, 786 F.3d 246 (2d Cir. 2015), cert. denied, 136 S. Ct. 2505 (2016) that interpreted the scope of federal preemption under the National Bank Act and held that a non-bank assignee of a loan originated by a national bank was not entitled to the benefits of federal preemption of claims of usury. The Second Circuit’s decision is binding on federal courts located in Connecticut, New York, and Vermont, but the decision could also be adopted by other courts, and has been relied upon by state regulators in jurisdictions outside of the Second Circuit when bringing lawsuits against specialty finance platforms. While the decision specifically addressed preemption under the National Bank Act, it could support future challenges to federal preemption for other institutions, including an FDIC-insured state-chartered institution like those that originate loans under the bank partnership model discussed above. The Madden decision has created uncertainty as to whether non-bank entities purchasing loans originated by a bank may rely on federal preemption of state usury laws, and may create an increased risk of litigation by plaintiffs or regulators challenging the ability of a loan’s holder and/or servicer to collect interest or fees in accordance with the terms of loan but in excess of what is permitted under the laws of the state in which the borrower resides.
To address the uncertainty raised by the Madden decision, the OCC and FDIC have issued final rules which adopt the “valid-when-made” principle by amending their respective preemption regulations to provide that when a loan’s interest rate is permissible at the time of origination, the interest rate will continue to be enforceable after the assignment of the loan to a third-party. There is no guaranty that state regulators will not continue to challenge the ability of specialty finance platforms to enforce certain provisions of loans originated under the bank partnership model.
Usury violations could result in civil and/or criminal liability and may also result in a reduction of the interest rates or fees that a holder and/or servicer of a loan could charge. Accordingly, a determination that a loan purchased from a specialty finance platform is subject to the usury requirements of the state in which the borrower resides could subject specialty finance platforms to more extensive regulation and ultimately impair the Fund’s ability to achieve its investment objective.
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Evolving Regulatory Framework. The regulatory framework underlying the specialty finance and consumer finance industries is evolving and uncertain. If new laws or regulations are adopted, or if existing laws and regulations are interpreted differently, specialty finance platforms’ ability to interact with consumers and issuing banks could be constrained, which could adversely affect the Fund’s investment objective.

By federal statute the Consumer Financial Protection Bureau (“CFPB”) has broad authority over lending businesses in which the Fund may invest. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity
Act, and to enforce those laws against and examine large financial institutions, such as certain of the Platforms’ funding banks, for compliance. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority.
However, the future of the CFPB’s operations is uncertain. In February 2025, President Trump appointed Russell Vought as Acting Director of the CFPB and Acting Director Vought subsequently restricted the operations of the agency, directing dismissals or stays of pending cases, withdrawing policy positions taken by previous administrations, and withdrawing significant volumes of previously issued guidance. Additionally, the Acting Director has announced plans to reduce the size of the agency through issuing reduction-in-force notices to many employees.
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Third Party Litigation Risk. Specialty finance platforms may be subject to claims relating to, among other things, regulatory violations, government and regulatory investigations, inquiries or requests, and proceedings involving consumer protection, labor and employment, intellectual property, privacy, data protection, information security, securities, tax, commercial disputes, record retention, and other matters. The number and significance of these claims are likely to increase as the technology-enabled specialty finance industry matures. In particular, claims relating to the partnership between specialty finance platforms and the issuing banks with which they partner may come under additional scrutiny, given the inconsistent outcomes of recent cases.

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Risks Related to Fluctuating Interest Rates. The loans facilitated by specialty finance platforms are issued with fixed or variable interest rates, depending on the type of loan. If Interest rates continue to rise, the volume of loans facilitated by specialty finance platforms could fall, as potential borrows seek loans from alternative sources. Such decreased loan volume could negatively affect the Fund’s performance.

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Risks Related to Decline in Social and Economic Conditions. Potential borrowers are inherently susceptible to uncertainty and negative trends in the markets driven by domestic and international social and economic conditions. Factors such as interest rates, unemployment rates, inflation, and consumer confidence levels may affect the ability or willingness of borrowers to seek new loans or make payments on existing loans. Such external economic and social conditions could negatively affect the ability of specialty finance platforms to facilitate new loans and collect on existing loans, which could ultimately impair the Fund’s performance.

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Risks of Fraudulent Activity and Cyber Security Incidents. Specialty finance platforms are subject to risks of fraudulent activity and cyber security incidents associated with the specialty finance and consumer finance industries. Fraudulent activity or cyber-attacks targeting specialty finance platforms, issuing banks, or third-party vendors could adversely affect specialty finance platforms operations and cause damage to their brands. Any such fraudulent activity or cyber-security incidents, whether actual or perceived, could negatively affect the Fund’s performance.

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Negative Publicity and Reputational Risk. Negative publicity about the specialty finance and consumer finance industries, including with respect to the effectiveness, quality, and reliability of certain lending practices, could influence the market’s perception of the specialty finance and consumer finance industries and result in significant reputational harm to specialty finance platforms. If specialty finance platforms receive negative publicity or otherwise suffer reputational harm, their performance could be impaired, which could have an adverse impact on the Fund.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
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Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and accordingly may have a material adverse effect on the Fund’s investment objectives and returns. Any declines in interest rates will generally negatively impact yields, and although an increase in interest rates may favorably affect the Fund’s investment activities, such an increase may also adversely affect the ability of the portfolio companies underlying the Fund’s investments to service their debt obligations and cause the value of any investments that are based on fixed rates or which do not adjust to adequately reflect the increase in interest rates generally, to decline in value relative to other debt investments that reflect such interest rate changes. In addition, an increase in interest rates could make it more expensive to utilize leverage in making investments. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s Shares.
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Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.

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Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

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Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to Shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

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Duration and Maturity Risk. Although the Adviser will focus on building a portfolio of short duration, income producing assets (with a weighted average duration of approximately 1.5 years), the Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above.

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Spread Risk. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” and “—Fixed-Income Securities Risks—Prepayment Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short- term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
The Fund invests in ABS or asset-backed securities, including below investment grade and unrated tranches. The Fund may hold any tranche of ABS. ABS are primarily exposed to the performance and credit risk of the underlying collateral, which may include consumer receivables, commercial loans, investment grade credit, high-yield credit and leveraged loans. ABS can also be subject to interest rate, foreign exchange, liquidity and counterparty risk. There may be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.

Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk
The Fund’s investments in securitization vehicles or other SPVs that hold mortgages or mortgage backed securities may involve risks that differ from or are greater than risks associated with other types of investments. For example, such mortgage-backed securities may be more sensitive to changes in prevailing interest rates than other securities. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase.
Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.
Mortgage-backed securities are also subject to risks associated with their structure and the nature of the underlying mortgages and the servicing of those mortgages; for this reason, many of the other risks described herein are relevant to the mortgage-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default. In the event of default, the holder of a mortgage-backed security may not have a security interest in the underlying collateral, and even if such a security interest exists, the recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving mortgage loans. Payment of interest and repayment of principal on mortgage-backed securities, as well as the return associated with an equity investment in a mortgage-backed security, is largely dependent upon the cash flows generated by the underlying mortgages backing the securities. The risks and returns for investors like the Fund in mortgage-backed securities depend on the tranche in which the investor holds an interest. The debt tranche(s) are entitled to receive payment before the equity if the cash flow generated by the underlying mortgages is insufficient to allow the vehicle to make payments on all of the tranches. The debt tranche(s), therefore, may receive higher credit ratings (if rated) and the equity tranche may be considered more speculative. Many mortgage-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Mortgage-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of the underlying mortgages and may also result in increased volatility in the Fund’s NAV. This means the Fund may have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying mortgages directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to mortgage-backed securities. In the event that the market for mortgage-backed securities experiences high volatility and a lack of liquidity, the value of many mortgage-backed securities may decline. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.

Consumer Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Loans Risk
Investments in consumer loans may be subject to particular risks related to nonperformance. Secured consumer loans may involve collateral that is too highly leveraged, or limited by rehabilitation needs or poor management. Non-performing consumer loans may also involve loan modifications that could reduce the loan’s principal or interest rate, among other options. Consumer bankruptcy may also render a consumer loan partially or fully uncollectable. Additionally, there may be a limited market for the sale of consumer loans, or the collateral of defaulted consumer loans. A limited secondary market could prevent the recovery of adequate value for these assets.
The performance of such investments is affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. A miscalculation of repayment ability or a material increase in repayment failures on consumer loans, whether due to inflation, macroeconomic uncertainty and downturn, market volatility, or otherwise, may adversely affect the Fund’s investments in consumer loans. In addition, consumers who have purchased products or services using buy-now-pay-later loans on platforms that offer such loans may cease payment on their outstanding balances or request a refund on previous payments if they do not receive the products or services, or change their mind, which would also negatively impact the Fund’s investments in such loans.
Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Certain consumer advocacy groups, media reports, and federal and state legislators have asserted that laws and regulations should be tightened to severely limit, if not eliminate, the availability of certain consumer loan products. The consumer advocacy groups and media reports generally focus on higher cost consumer loans, which are typically made to less creditworthy borrowers, and which bear interest rates that are higher than the interest rates typically charged by lending institutions to more creditworthy consumers. These consumer advocacy groups and media reports have characterized these consumer loans as predatory or abusive. If the negative characterization of these types of loans becomes increasingly accepted by consumers, legislators or regulators, the Fund’s reputation, as a purchaser of such loans, could be negatively impacted. Furthermore, if legislators or regulators take action against originators of consumer loans or provide for payment relief for borrowers, the Fund could incur additional losses on the consumer loans it has purchased.

Corporate Asset-Based Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Asset-Based Credit Risk
The Fund may invest in asset-based corporate credit secured by real estate, equipment, receivables, inventory and intellectual property rights. Investments in asset-based corporate credit is subject to the risk that the companies in whose debt the Fund invests will be unable to make regular payments (e.g., principal and interest payments) when due, or at all, or otherwise fail to perform. A number of factors may impact the failure of such companies to make payments on their loans, such as, among other factors, (i) an adverse development in their business, (ii) an economic downturn, (iii) poor performance by their management teams, (iv) legal, tax or regulatory changes, (v) a change in the competitive environment, or (vi) a force majeure event. The companies may be operating at a loss or have significant variations in operating results, or may otherwise be experiencing financial distress even when the Adviser expects them to remain stable.

Royalties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Transportation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transportation Finance Risk.
The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

Aircraft and Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aircraft and Aviation Industry Risk
The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

Litigation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Finance Risk
The Fund may extend a loan to a law firm secured by future fee proceeds from some or all of such firm’s portfolio of litigation matters, or it may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor. Other risks the Fund may face in connection with these financing activities include, without limitation: (i) losses from terminated or rejected settlements; (ii) predictive evaluations of the strength of cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of inability to collect, or timing uncertainty relating to collection on, judgments or awards; (iv) lack of control over decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing litigation strategies or otherwise; (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on such financing activities; (vii) poor case selection and case outcomes; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks; (xiii) conflicts of interest; and (xiv) issues associated with the treatment of these types of investments for tax purposes.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations Risk
The Fund may invest in CLOs, which are another type of asset-backed security. A CLO is a trust or other special purpose entity that is comprised of or collateralized by a pool of loans, including domestic and non-U.S. senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. However, despite the protection from the equity and other more junior tranches, more senior tranches can experience substantial losses due to actual defaults and decreased market value due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
The riskiness of investing in CLOs depends largely on the quality and type of the collateral loans and the tranche of the CLO in which a Fund invests. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this Prospectus (such as interest rate risk and credit risk), CLOs carry risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLO tranches that are subordinate to other tranches; and (iv) the complex structure of the CLO may not be fully understood at the time of investment or may result in the quality of the underlying collateral not being fully understood and may produce disputes with the issuer or unexpected investment results. In addition, interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CLOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect the Fund against the risk of loss due to defaults on the collateral.

Structured Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investment Risk
The Fund may invest in interests in entities organized and operated for the purpose of leveraging or restructuring the investment characteristics of other debt securities. These investments will typically consist of equity or subordinated debt securities issued by a private investment fund that invests, often on a leveraged basis, in debt instruments directly or through total rate of return swaps or other credit derivatives. The cash flow on the underlying instruments may be apportioned among the newly issued security to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. Certain classes of such securities may be subordinated to the right of payment of another class, and therefore, such structured investments typically have higher yields and present greater risks than unsubordinated structured investments.
The value of an investment in a structured product will depend on the investment performance of the assets in which the structured product invests and will therefore be subject to all of the risks associated with an investment in those assets. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other credits of the issuer of such asset or nullified under applicable law. The Fund will not own such assets directly and will therefore not benefit from general rights applicable to the holders of assets, such as the right to indemnity and the rights of setoff, or have voting rights with respect to such assets, and in such cases, all decisions related to such assets, including whether to exercise certain remedies, will be controlled by the structured product. Structured products are a relatively recent development in the financial markets. Consequently, there are certain tax and market uncertainties that present risks relating to investing in structured products.

Volatility of Collateral Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility of Collateral Value Risk
In the case of loans that are secured by collateral, while the Fund generally expects the value of the collateral to be greater than the value of such loans, the value of the collateral could actually be equal to or less than the value of such loans or could decline below the outstanding amount of such loans. The Fund’s ability to have access to the collateral could be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral could be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which the Fund is entitled and thereby could experience a decline in the value of, or a loss on, the investment.

Senior Secured Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Secured Credit Risk
The Fund is expected to make senior secured debt Investments. When the Fund makes a senior secured loan, it will generally take a security interest in the available assets of the borrower, including the equity interests of its subsidiaries, which should help mitigate the risk that the Fund will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. In some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a borrower’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies.

Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secured Loans Risk
While the Fund may invest in secured loans that may be over-collateralized at the time of the investment, it may nonetheless be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In addition, in the event of any default under a secured loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the secured loan, which could have a material adverse effect on the Fund’s cash flow from operations.
In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Second-Lien Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second-Lien Debt Risk
The Fund’s investments in second lien loans will entail risks, including (i) the subordination of the liens securing the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (ii) the prohibition of, or limitation on, the right to foreclose on a second lien or exercise other rights as a second-lien holder (including unsecured creditors’ rights). In certain cases, therefore, no recovery may be available from a defaulted second lien loan. The level of risk associated with investments in second lien loans increases to the extent such investments are loans of distressed or below-investment-grade companies.

Mezzanine Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Securities Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities may be an illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Junior Capital Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Junior Capital Investments Risk
The Fund may make junior debt investments, which involve a high degree of risk with no certainty of any return of capital. Although junior debt obligations are senior to common stock and other equity securities in the capital structure, they may be subordinated to large amounts of senior debt and are often unsecured. The ability of the subordinated debt holders to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under the terms of subordination agreements, senior creditors are typically able to block the acceleration of the junior debt or other exercises by the subordinated creditors of their rights. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all.

Covenant-Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Non-Performing Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Performing Investments
The Fund’s portfolio may include investments whose underlying collateral are “non-performing” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.
These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Unsecured Loans or Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans or Debt Risk
It is expected that the Fund will invest in both unsecured loans (which are not secured by collateral) and secured loans. In the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a loss of investment to the Fund. Because unsecured loans are lower in priority of payment to secured loans, they are subject to the additional risk that the cash flow of the borrower may be insufficient to meet scheduled payments after giving effect to the secured obligations of the borrower. Unsecured loans generally have greater price volatility than secured loans and may be less liquid.

Assignments and Participations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Assignments and Participations Risk
The Fund may purchase “assignments” of loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender (including any contingent obligations, such as the funding of any amounts not fully drawn down by a borrower). Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
The Fund may also invest in “participations” in loans. Participations by the Fund in a lender’s portion of a loan typically will result in the Fund having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the bank loan in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation.

Insolvency of Issuers of Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non-U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non- sovereign or a sovereign entity.

Currency and Exchange Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency and Exchange Rates Risk
The Fund’s investments may be exposed to significant currency risk. First, the ability to convert freely between the U.S. dollar and the local currencies may be restricted or limited from time to time. Second, in some instances, exchange rates and currency conversion may be controlled directly or indirectly by governments or other regulatory bodies. Third, the Fund may incur transaction costs in connection with conversions between various currencies. Finally, hedging many currencies may be impractical or expensive.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and the Fund could lose more than the amount it invests. Derivatives can have the potential for unlimited losses, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference instrument may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives. In addition, the Fund’s use of derivatives may have different tax consequences for the Fund than an investment in the reference instruments, and those differences may increase the amount and affect the timing of income recognition and character of taxable distributions payable to Shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Certain aspects of the regulatory treatment of derivative instruments, including federal income tax, are currently unclear and may be affected by changes in legislation, regulations, or other legally binding authority.
Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Counterparty risk is generally thought to be greater with OTC derivatives than with derivatives that are exchange traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations.
When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/ or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Segregated assets are not available to meet redemptions. The amount of assets required to be segregated will depend on the type of derivative the Fund uses and the nature of the contractual arrangement. If the Fund is required to segregate assets equal to only the current market value of its obligation under a derivative, the Fund may be able to use derivatives to a greater extent, which would increase the degree of leverage the Fund could undertake through derivatives and otherwise, than if it were required to segregate assets equal to the full notional value of such derivative. Derivatives that have margin requirements involve the risk that if the Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities or other instruments from its portfolio at a time when it may be disadvantageous to do so. The Fund normally will remain obligated to meet margin requirements until a derivatives position is closed.
Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The Fund has adopted a derivatives risk management program which includes value-at-risk modeling, stress tests, backtests, and additional disclosures to the SEC in compliance with Rule 18f-4 under the 1940 Act. The requirements of the rule and the Fund’s derivatives risk management program may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the cost of such transactions, which could adversely affect the performance of the Fund.
The hedging instruments the Fund intends to enter into may not perform as expected and could produce losses.
•
Forward Contracts Risk. The Fund may enter into forward contracts and options thereon which are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal or nonexistent. The Fund’s counterparties are not required to continue to make markets in such contracts and these contracts can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than such arrangements that were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Adviser would otherwise employ, to the possible detriment of the Fund. In addition, disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund may be exposed to credit risks with regard to counterparties with whom it trades as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund.
•
Options Risk. The Fund may purchase and sell (“write”) options on various instruments, including options on currencies and other instruments. The seller (“writer”) of a put or call option which is uncovered (i.e., the writer has effectively a long or a short position in, e.g., the underlying currency) assumes the risk (which theoretically may be unlimited in the case of a written call option) of a decrease or increase in the market price of the underlying currency or instrument below or above the sale or purchase price. Trading in options is a highly specialized activity and although it may increase total return, it may also entail significantly greater-than-ordinary investment risk.

•
Interest Rate Swaps Risk. Interest rate swaps typically involve the exchange of the two parties’ respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). In particular, the Fund may seek to realize capital appreciation by entering into interest rate swaps designed to, among other things, appreciate in value in the event yields on referenced interest rates increase. Such swaps may include interest rate swaps based on SOFR or another benchmark rate, pursuant to which the Fund would receive SOFR or such other benchmark rate and would pay a fixed interest rate determined at the time the swap is entered into. Other terms of interest rate swap agreements in which the Fund may invest include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•
Interest rate swaps are subject to the risks generally applicable to other derivative instruments. In particular, whether the Fund’s use of interest rate swaps will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The Fund will also bear the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing interest rate swap positions for the Fund. There is no assurance that interest rate swaps will be available for utilization by the Fund, or that they will be successful in any of their intended objectives. Any termination of an interest rate swap transaction could also result in a termination payment by or to the Fund.

•
Reverse Repurchase Agreements Risk. In a reverse repurchase agreement, the Fund sells portfolio securities to another party and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. The Adviser monitors the creditworthiness of counterparties to reverse repurchase agreements. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 under the 1940 Act permits the Fund to enter into such transactions if the Fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act (that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness) or (ii) treats all such transactions as derivatives transactions for all purposes under Rule 18f-4.

Forward Commitments and “When-Issued” Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Commitments and “When-Issued” Transactions Risk
The Fund may purchase and sell securities or other instruments on a “when-issued” and “delayed delivery” basis. The payment obligation and the interest rate receivable on a forward commitment, delayed delivery or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. No income accrues to the Fund on such securities in purchase transactions prior to the date the Fund actually takes delivery of the securities.
When purchasing or otherwise receiving a security on a when-issued, delayed delivery or forward commitment basis (which may occur in bankruptcy or otherwise), the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. When the Fund sells a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

U.S. Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Debt Securities Risk
U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. On August 1, 2023, Fitch Ratings downgraded its U.S. long-term credit rating from AAA to AA+. These downgrades and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to Shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of nonpayment or default by the issuer. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. There is no assurance that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so. In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Payment-in-Kind (“PIK”) Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Market Fluctuations and Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Fluctuations and Changes
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Both U.S. and international markets have experienced significant volatility in recent months and years. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on the economies and financial markets. For example, wages, and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. Certain countries, including the United States, have recently seen increased levels of inflation and there can be no assurance that continued and more widespread inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns.
Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility or reduce liquidity across various markets.
Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with ongoing trade negotiations with China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks amplified by digital communications, have in the past and may in the future lead to market-wide liquidity problems which could adversely affect the Fund and the Fund’s investments. If any parties with which the Fund and the
Adviser conduct business were unable to access deposits with another financial institution, or were unable to access funds pursuant to instruments or lending arrangements with such a financial institution, such parties’ credit quality, ability to pay their obligations, or ability to enter into new commercial arrangements requiring additional payments to the Fund or the Adviser could be adversely affected.
In recent periods there has been increased negative publicity with respect to the broader private credit industry. This negative publicity has coincided with increased investor repurchase requests across certain funds pursuing private credit strategies that conduct periodic repurchase offers. Negative publicity, press speculation and concerns surrounding the private credit industry generally, whether or not valid, could lead to increased repurchase requests from certain of the Fund’s shareholders, heighten scrutiny on the Fund and the Adviser’s business, encourage litigation and regulatory inquiries, harm the Fund or Adviser’s reputation or adversely affect fundraising efforts. If this trend of increased investor repurchase requests persists, funds facing elevated repurchase requests may determine to sell investments to generate liquidity, which could place downward pressure on the market value of certain investments held by those funds.

Epidemics, Pandemics, Outbreaks of Disease and Public Health Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Epidemics, Pandemics, Outbreaks of Disease and Public Health Issues
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Outbreaks such as COVID-19 or other similarly infectious diseases may have material adverse impacts on the Fund and its investments. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty. The impact of this virus, and other epidemics and/or pandemics that may arise in the future, has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of any outbreak may last for an extended period of time.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries and regions, including the Middle East, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Russia’s invasion of the Ukraine, and corresponding events since late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, (i) a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; (ii) the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and (iii) restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy and Europe’s economic growth.

Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurances that similar events and other market disruptions will not have other material and adverse implications.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its Shareholders could be negatively impacted.

Tax Considerations for the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Considerations for the Fund
The Fund will elect to qualify, and intends to continue to qualify, to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC, it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s Net Assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. The Fund’s qualification and taxation as a RIC depends upon the Fund’s ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. However, no assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable. See “Material U.S. Federal Income Tax Considerations.”

Tax Laws Subject to Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Laws Subject to Change
All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Best-Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. In addition, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes if not subject to the mark to market rules. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, either as a result of “marking to market” its assets or as a result of the rules governing “market discount” or OID or investments in partnerships, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may be subject to corporate tax on any undistributed income and gains and the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, it is possible that the Fund may realize additional gain or loss on such liquidations, and that Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
As discussed above, the Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. No assurances can be provided that the Fund will be a “dealer in securities” in any given year. If the Fund were to determine that its activities did not support being treated as a “dealer in securities” or if the IRS were to challenge the Fund’s status as a “dealer in securities,” the Fund may be required to recognize more income and/or recognize income in an earlier period, which could affect its ability to satisfy the annual distribution requirement or distribute enough income to avoid paying a 4% excise tax. The Fund’s qualification and taxation as a RIC depends on the Fund’s ability to satisfy, among other things, the annual distribution requirement; if the Fund were not to be treated not as a “dealer in securities” no assurances can be given that the Fund would be able to meet the annual distribution requirement.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
Contact Personnel Name	Neuberger Berman Investment Advisers LLC
Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended, and therefore generally will not be personally liable for the Fund’s debts or obligations.
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of March 31, 2026:

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Institutional Class Shares	Unlimited	None	9,041,929
Class A-1 Shares	Unlimited	None	0
Class A-2 Shares	Unlimited	None	0

Outstanding Securities [Table Text Block]

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Institutional Class Shares	Unlimited	None	9,041,929
Class A-1 Shares	Unlimited	None	0
Class A-2 Shares	Unlimited	None	0

Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	2.84%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Incentive Fees [Percent]	1.49%	[5]
Loan Servicing Fees [Percent]	0.32%	[6]
Other Master Fund Expenses [Percent]	1.08%	[7]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	6.74%
Waivers and Reimbursements of Fees [Percent]	(0.46%)	[8]
Net Expense over Assets [Percent]	6.28%
Institutional Class [Member] | Assuming Annual Returns Of 5% Expenses On A $1000 Investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 62
Expense Example, Years 1 to 3	193
Expense Example, Years 1 to 5	319
Expense Example, Years 1 to 10	$ 616
Institutional Class [Member] | Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	9,041,929
Class A-1 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	2.84%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Incentive Fees [Percent]	1.49%	[5]
Loan Servicing Fees [Percent]	0.32%	[6]
Other Master Fund Expenses [Percent]	1.08%	[7]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	7.49%
Waivers and Reimbursements of Fees [Percent]	(0.46%)	[8]
Net Expense over Assets [Percent]	7.03%
Class A-1 [Member] | Assuming Annual Returns Of 5% Expenses On A $1000 Investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 102
Expense Example, Years 1 to 3	240
Expense Example, Years 1 to 5	372
Expense Example, Years 1 to 10	$ 672
Class A-1 [Member] | Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class A-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	2.84%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Incentive Fees [Percent]	1.49%	[5]
Loan Servicing Fees [Percent]	0.32%	[6]
Other Master Fund Expenses [Percent]	1.08%	[7]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	7.49%
Waivers and Reimbursements of Fees [Percent]	(0.46%)	[8]
Net Expense over Assets [Percent]	7.03%
Class A-2 [Member] | Assuming Annual Returns Of 5% Expenses On A $1000 Investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 70
Expense Example, Years 1 to 3	213
Expense Example, Years 1 to 5	349
Expense Example, Years 1 to 10	$ 660
Class A-2 [Member] | Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]
1.
Class A-1 Shares may be subject to a sales load of up to 3.50% of the investment amount. The sales load payable by each Shareholder depends upon the amount invested by such Shareholder in Class A-1 Shares. The fee table assumes the maximum sales load is charged. While neither the Fund nor the Distributor impose an initial sales charge on Institutional Class or A-2 Shares, if a Shareholder buys Class A-2 Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees, including upfront placement fee, in such amount as they may determine.

[2]
2.
The Fund pays the Investment Adviser a monthly Management Fee at an annual rate of 1.00% of the average daily Net Assets. To the extent the Fund invests any assets in an affiliated investment company, the Investment Adviser undertakes to waive a portion of the Management Fee equal to the advisory fee it receives from such affiliated investment company on those assets. The Investment Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.50% for one year from the date of commencement of operations of the Fund (the “Fee Waiver”). This contractual fee reduction is reflected under “Fee Waiver and/or Expense Reimbursement” below. Unless otherwise extended by agreement between the Fund and the Investment Adviser, the Advisory Fee payable by the Fund after the expiration of the Fee Waiver will be at the annual rate of 1.00%.

[3]
5.
These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility and the Fund’s use of leverage in the form of reverse repurchase agreements for the current fiscal year.

[4]
4.
Class A-1 and Class A-2 Shares each pay a Distribution and Servicing Fee at an annual rate of 0.75% based on the aggregate Net Assets of the Fund attributable to such class to the Fund’s Distributor. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee.

[5]
3.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.25% per quarter, or an annualized hurdle rate of 5%, subject to a “catch-up” feature. See “Investment Advisory Agreement” for a full explanation of how the Incentive Fee is calculated. The actual amount of the Incentive Fee, if any, will vary over time.

[6]
6.	“Loan Servicing Fees” are based on estimated amounts to be paid to third-party loan servicers for the current fiscal year.

[7]
7.
“All Other Expenses” are based on estimated amounts for the current fiscal year and include, among other things, professional fees and other expenses that the Fund bears, including ongoing offering costs and fees and expenses of the Fund’s Administrator, transfer agent and custodian.

[8]
8.
Pursuant to the Expense Limitation Agreement with the Fund, the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses, exclusive of certain “Excluded Expenses” do not exceed 0.75% of the average daily Net Assets of Institutional Class Shares, Class A-1 Shares, and Class A-2 Shares. “Excluded Expenses” include: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses of special purpose entities and securitization vehicles in which the Fund or a subsidiary invests (including management fees, performance-based incentive fees, and administrative service fees); (v) fees payable to third parties in connection with the sourcing or identification of portfolio investments; (vi) acquired fund fees and expenses of the Fund or a subsidiary; (vii) interest payments incurred by the Fund or a subsidiary; (viii) fees and expenses incurred in connection with any credit facilities obtained by the Fund or a subsidiary; (ix) taxes of the Fund or a subsidiary; (x) transactional costs associated with consummated and unconsummated transactions, including legal costs, sourcing fees, servicing fees and brokerage commissions, associated with the acquisition, disposition and maintenance of investments; (xi) fees payable to data management and financial operations platforms used in connection with the Fund’s investments; (xii) valuation service providers; and (xiii) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence).
In addition, under the Expense Limitation Agreement, the Adviser has agreed that the aggregate organizational and offering expenses of the Fund shall be borne by the Adviser until, and only if, the Fund has reached the following thresholds in net assets: $200 million, $300 million, and $400 million; at each threshold, 1/3 of the total amount of the aggregate organizational and initial offering expenses of the Fund shall become an expense obligation of the Fund and the Fund agrees to repay the Adviser such amount. If the Fund does not reach such thresholds in net assets, the organizational and offering expenses borne by the Adviser are not subject to repayment from the Fund.
With respect to each class of Shares, the Fund has agreed to repay the Investment Adviser any fees waived or any expenses the Investment Adviser reimburses pursuant to the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Investment Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Investment Adviser incurred the expense. For the avoidance of doubt, this provision applies to both the Expense Limitation and the O&O Limitation.
The Expense Limitation Agreement has a term ending on April 30, 2027, and the Investment Adviser may extend the term for a period of one year on an annual basis. The Investment Adviser may not terminate the O&O Limitation without prior approval of the Board and, before on April 30, 2027, the Investment Adviser may not terminate the Expense Limitation without prior approval of the Board.